Income Taxes - (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The following table sets forth income tax expense (benefit) for the periods indicated (in thousands):

	Year Ended December 31,
	2025	2024	2023
Current taxes:
Bermuda	$—	$—	$—
U.S.	45,612	50,604	45,861
Foreign	867	563	580
	$46,479	$51,167	$46,441
Deferred taxes:
Bermuda	$—	$—	$—
U.S.	(979)	(2,350)	8,010
Foreign	(20)	(14)	13
	(999)	(2,364)	8,023
Income tax expense (benefit)	$45,480	$48,803	$54,464

Schedule of Income before Income Tax, Domestic and Foreign
The following table sets forth the components of income (loss) before income taxes (in thousands):

	Year Ended December 31,
	2025	2024	2023
Bermuda sources	$321,579	$308,711	$325,453
U.S. sources	231,585	256,967	201,960
Foreign sources	700	1,320	1,140
Income (loss) before income taxes	$553,864	$566,998	$528,553

Schedule of Effective Income Tax Rate Reconciliation
The following table sets forth the difference between the Bermuda statutory income tax rate and the effective tax rate on the Consolidated Statements of Operations for the periods indicated below:

	Year Ended December 31,
	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent
Bermuda applicable statutory tax rate	$—	—%	$—	—%	$—	—%
Foreign Tax Effects
United States
Statutory tax rate differences between United States and Bermuda	48,711	8.8%	52,578	9.3%	42,738	8.1%
Effect of US state income taxes	(7,314)	(1.3)%	(197)	—%	7,241	1.4%
Effect of investment tax credits purchased	—	—%	(2,306)	(0.4)%	—	—%
Other	3,238	0.6%	(1,812)	(0.3)%	3,920	0.7%
Other jurisdictions	845	0.1%	540	0.1%	565	0.1%
Total	$45,480	8.2%	$48,803	8.7%	$54,464	10.3%

Schedule of Deferred Tax Assets and Liabilities
The following table sets forth the components of deferred income tax assets and liabilities (in thousands):

	December 31, 2025	December 31, 2024
Deferred income tax assets:
Net operating loss and interest expense limitation carryforwards	$5,644	$10,378
Deferred income	1,804	2,172
Accrued liabilities and other payables	4,077	3,758
Total deferred tax assets	$11,525	$16,308

Deferred income tax liabilities:
Accelerated depreciation	$252,748	$286,914
Deferred partnership income (loss)	162,847	133,656
Goodwill and other intangible amortization	4,017	4,066
Derivative instruments	595	1,346
Other	66	850
Total deferred tax liability	420,273	426,832
Net deferred income tax liability	$408,748	$410,524

Schedule of Cash Flow, Supplemental Disclosures
The Company's cash paid for income taxes net of refunds were as follows (in thousands):

	Year Ended December 31,
Jurisdiction	2025	2024	2023
U.S.
Federal	$26,458	$47,240	$41,691
California	1,618	929	1,841
All other states	1,517	2,352	2,205
Other foreign	856	618	670
Total cash paid for income taxes	$30,449	$51,139	$46,407